Other Current Assets (Details) - Schedule of other current assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Current Assets [Abstract]
Receivables from governmental authorities	$ 38	$ 92	$ 27
Prepaid expenses	5	177	201
Total other current assets	$ 43	$ 269	$ 228